UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 446-3863

                    Date of fiscal year end: October 31, 2008

                    Date of reporting period: April 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


                        THE ADVISORS' INNER CIRCLE FUND

THE RICE HALL JAMES FUNDS
SEMI-ANNUAL REPORT                                                APRIL 30, 2008

                       RICE HALL JAMES MID CAP PORTFOLIO

                      RICE HALL JAMES SMALL CAP PORTFOLIO

                      RICE HALL JAMES MICRO CAP PORTFOLIO

                                   [RHJ LOGO]

                               INVESTMENT ADVISER:

                        RICE HALL JAMES & ASSOCIATES, LLC

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS
                                                                  APRIL 30, 2008

                                TABLE OF CONTENTS

Shareholders' Letter ......................................................   1

Schedules of Investments
     Mid Cap Portfolio ....................................................   6
     Small Cap Portfolio ..................................................   9

Summary Schedule of Investments
     Micro Cap Portfolio ..................................................  12

Statements of Assets and Liabilities ......................................  15

Statements of Operations ..................................................  16

Statements of Changes in Net Assets
     Mid Cap Portfolio ....................................................  17
     Small Cap Portfolio ..................................................  18
     Micro Cap Portfolio ..................................................  19

Financial Highlights
     Mid Cap Portfolio ....................................................  20
     Small Cap Portfolio ..................................................  21
     Micro Cap Portfolio ..................................................  22

Notes to Financial Statements .............................................  23

Disclosure of Fund Expenses ...............................................  30

The RHJ Funds file their complete schedules of fund holdings with the Security and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 866-474-5669; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

SHAREHOLDERS' LETTER

RHJ FUNDS SEMI-ANNUAL REPORT
AS OF APRIL 30, 2008

It has been a rather brutal period for the equity markets as stocks dropped in excess of 15% from the beginning of November to the middle of March. We've since seen a substantial rally but investors continue to operate in an environment of uncertainty. In 2008, the trend of increased volatility with alternating fits of bullishness and anguish has persisted. While a recession has not been formally proclaimed, stocks have continued to be depressed from the repercussions of the credit crunch, subprime related woes, a weak dollar, reduced U.S. capital spending and record high commodity prices.

No one would argue that sentiment has been rather bleak during these past few months. It became very clear that the subprime and credit crunch related problems were only starting to unveil themselves. Early this year, Banc of America agreed to buy Countrywide Financial at a deep discount, but the real shocker came with the Bear Stearns fire sale to JP Morgan along with the Federal Reserve (the "Fed") stating that they would fund $30 billion of Bear Stearns assets. In the past few months, the Fed has also created the Term Auction Facility, followed with the Term Security Lending Facility and has extended the type of collateral available for loans. The Fed funds rate has now been cut by 325 basis points, starting with the September 2007 meeting. Dramatic action has been taken by the Federal Reserve in an effort to increase liquidity and stabilize a potentially devastating situation as prominent investment banks face potential bankruptcy, or at the very least damagingly large write-offs.

Meanwhile, on Main Street, as the press likes to call it these days, the consumer has significantly retrenched on spending, undoubtedly affected by falling home prices, record foreclosures, rising unemployment and increasing energy and food prices. It's no wonder the market posted its worst quarterly returns in six years! Very few if any are disputing the fact that, while still unofficial, we're currently in a recession. Corporate profits are certainly hurting as earnings estimates have been revised down significantly, probably with room to go. Analysts expect that companies with larger international sales exposure will do better as the dollar is weak, but for how long? Central banks are easing globally and international stock markets have fared just as poorly since the beginning of the year.

There's been enough panic-inducing bearish news out there to kill the strongest of markets and we are in no mood to fuel the fire any further. In fact, we actually think that valuations are starting to look attractive and the equity markets have started to recover as they digest the bad news. The administra-

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

tion along with the Fed certainly seem to be doing all they can to stabilize and stimulate the financial machine and this economy. While the credit crisis and the bursting of the housing bubble are not problems that can sort themselves out overnight, they will eventually. Unfortunately, since patience does not seem to be a virtue among today's investors, big swings and record high volatility in the financial markets will probably continue. That said, there are some optimists out there as stocks have rebounded strongly since the March bottom. Has the party started...can they hold their gains? We believe the market will continue to show some sustainable gains within the next three to six months. The most recent two years have been good for the RHJ Funds as both quality and growth mattered again. The shift to large capitalization leadership started in the middle of 2006 and has, as we expected, correlated with the outperformance of stable growth companies across the market capitalization spectrum. We will maintain our focused fundamental investment discipline building a portfolio of attractively valued growth stocks with high earnings visibility.

RHJ MID CAP PORTFOLIO

                                                         CALENDAR
AS OF APRIL 30, 2008                         3 MONTHS      YTD       6 MONTHS
------------------------------------------   --------   ---------    --------
RHJ MID CAP PORTFOLIO [NET] ..............       3.45%      (5.19)%     (8.45)%
                                             --------   ---------    --------
Russell Midcap Index .....................       2.81%      (3.89)%     (8.77)%
                                             --------   ---------    --------
Russell Midcap Growth Index ..............       3.76%      (4.49)%     (8.44)%
                                             --------   ---------    --------

In what was a very challenging period for all equity markets, the RHJ MID CAP PORTFOLIO (the "Fund") posted a -8.45% return for the six-month period ended April 30, 2008 performing essentially in line with the Russell Midcap Index, which returned -8.77%.

In the past six months, one of the worse performing sectors for the both the Fund and the index was Consumer Discretionary. Our overweight to the sector (17% of the Fund versus 14% of the Index) combined with poor stock selection hurt the Fund. The top performing sector for the index was Materials, barely positive with a 1% return, and while our overweight was a help, stock selection also lagged in this area.

Fortunately, stock selection was far superior within the Financials and Industrials sectors. Our continued underweight to the weak performing Financials sector (5% versus 17%), combined with strong relative stock investment returns within the sector, was a strong positive. In addition, within the Industrials sector (19% of the Fund) we were able to generate positive returns in a sector with mid single digit losses.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

RHJ SMALL CAP PORTFOLIO

                                                         CALENDAR
AS OF APRIL 30, 2008                         3 MONTHS      YTD       6 MONTHS
------------------------------------------   --------   ---------    --------
RHJ SMALL CAP PORTFOLIO [NET]                    1.29%      (8.27)%    (13.08)%
                                             --------   ---------    --------
Russell 2000 Index                               0.75%      (6.12)%    (12.92)%
                                             --------   ---------    --------
Russell 2000 Growth Index                        0.91%      (8.35)%    (14.14)%
                                             --------   ---------    --------

THE RHJ SMALL CAP PORTFOLIO (the "Fund") posted a -13.08% return in the first half of the fiscal year, slightly behind the Russell 2000 Index which posted a -12.92% return.

During this period, we saw poor stock selection in Energy, the only sector in the index which managed to post a positive return. Our performance in Technology was market-like, but our overweight (25% versus 18%) in this weak market sector was a negative during this period.

The shortfall in Energy and Technology was more than offset by superior stock selection in the following sectors. Within Consumer Staples, our returns managed to stay in positive territory compared to down mid single digits for the index. Additionally our overweight to the sector (8% vs. 3%) helped considerably. While our large allocation in the Health Care sector (20% of the Fund) was a negative during this period, the Fund strongly benefited due to a sector return well ahead of the benchmark sector.

RHJ MICRO CAP PORTFOLIO

                                                         CALENDAR
AS OF APRIL 30, 2008                         3 MONTHS      YTD       6 MONTHS
------------------------------------------   --------   ---------    --------
RHJ MICRO CAP PORTFOLIO [NET]                   (4.00)%    (13.73)%    (22.26)%
                                             --------   ---------    --------
Russell 2000 Index                               0.75%      (6.12)%    (12.92)%
                                             --------   ---------    --------
Russell Microcap Index                          (3.11)%    (10.56)%    (18.50)%
                                             --------   ---------    --------
Russell Microcap Growth Index                   (4.19)%    (14.24)%    (21.88)%
                                             --------   ---------    --------

THE RHJ MICRO CAP PORTFOLIO (the "Fund") posted a -22.26% return for the period, underperforming the Russell 2000 Index which returned -12.92%. This quarter was especially brutal for Micro cap stocks which were again the bottom performers during this period. Market capitalization size continues to make a big difference within the small cap area as Micro cap stocks have been hit harder than their larger counterparts.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

During this six-month period, our stock selection lagged within three core growth areas: Health Care, Consumer Discretionary and Technology. These three areas also were the weakest broad sectors in the market. Leadership was seen in the more commodity-oriented sectors; Energy, Industrials and Materials, where the Fund was underrepresented with the exception of Industrials (18% vs. 15%). We were overweight in Health Care (20% vs. 14% for the index), overweight in Technology (26% vs. 18%) and slightly underweight in Consumer Discretionary (12% vs. 14%).

On a positive note, stock selection was very good within Consumer Staples and Energy as both sectors posted large positive returns for the six month period. Energy and Consumer Staples account for only 7% and 3% of the Index and we were essentially market weighted at 6% and 3%, respectively.

Investment Management Team
The RHJ Funds

May 15, 2008

This represents the management's assessment of the Funds and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

DEFINITION OF COMPARATIVE INDICES

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL MIDCAP INDEX is an unmanaged index comprised of 800 stocks of U.S. companies with mid-market capitalization.

RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

RUSSELL MICROCAP INDEX is an unmanaged index that consists of the smallest 1,000 securities in the small-cap Russell 2000 Index plus the next 1,000 securities.

RUSSELL MICROCAP GROWTH INDEX measures the performance of those Russell Microcap companies with higher price-to-book ratios and higher forecasted growth values.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MID CAP PORTFOLIO
                                                      APRIL 30, 2008 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  [BAR CHART]

Information Technology 16.2%
Consumer Discretionary 16.1%
Industrials            14.4%
Health Care            13.0%
Energy                 10.7%
Financials              8.8%
Materials               7.9%
Consumer Staples        7.4%
Utilities               2.8%
Cash Equivalent         2.7%

+     Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 99.1%

                                              SHARES      VALUE
                                             --------   ----------
CONSUMER DISCRETIONARY -- 16.4%
  Advance Auto Parts ...................      25,795    $  894,571
  GameStop, Cl A* ......................      15,787       868,916
  International Game Technology ........      21,619       751,044
  Marriott International, Cl A .........      25,090       860,587
  Royal Caribbean Cruises ..............      27,142       865,830
  Starbucks* ...........................      39,242       636,898
                                                        ----------
                                                         4,877,846
                                                        ----------
CONSUMER STAPLES -- 7.5%
  BJ's Wholesale Club* .................      27,382     1,043,802
  Safeway ..............................      24,466       773,125
  Smithfield Foods* ....................      14,278       409,493
                                                        ----------
                                                         2,226,420
                                                        ----------
ENERGY -- 10.9%
  BJ Services ..........................      40,300     1,139,281
  Cameron International* ...............      20,488     1,008,624
  Noble ................................      19,101     1,075,005
                                                        ----------
                                                         3,222,910
                                                        ----------
FINANCIALS -- 9.0%
  City National ........................      15,608       757,300
  Investment Technology Group* .........      12,574       606,822
  TD Ameritrade Holding* ...............      31,889       577,191
  Zions Bancorporation .................      15,512       718,981
                                                        ----------
                                                         2,660,294
                                                        ----------

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MID CAP PORTFOLIO
                                                      APRIL 30, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                SHARES       VALUE
                                               --------   -----------
HEALTH CARE -- 13.3%
  Barr Pharmaceuticals* ...................     11,800    $   592,714
  Cephalon* ...............................      8,669        541,032
  Patterson* ..............................     25,642        876,956
  Pediatrix Medical Group* ................     12,875        875,758
  Pharmaceutical Product Development ......     25,316      1,048,589
                                                          -----------
                                                            3,935,049
                                                          -----------
INDUSTRIALS -- 14.7%
  Allied Waste Industries* ................     61,825        764,157
  BE Aerospace* ...........................     20,168        813,980
  Flowserve ...............................      5,107        633,728
  Kansas City Southern* ...................     16,820        758,246
  MSC Industrial Direct, Cl A .............     21,315      1,039,319
  Steelcase, Cl A .........................     32,166        356,399
                                                          -----------
                                                            4,365,829
                                                          -----------
INFORMATION TECHNOLOGY -- 16.5%
  Alliance Data Systems* ..................     11,320        649,881
  Fiserv* .................................     14,184        717,001
  Harris ..................................     16,938        915,160
  Kla-Tencor ..............................     18,760        819,437
  SAIC* ...................................     48,633        924,027
  Western Union ...........................     37,580        864,340
                                                          -----------
                                                            4,889,846
                                                          -----------
MATERIALS -- 8.0%
  Albemarle ...............................     16,124        603,199
  International Flavors & Fragrances ......     21,790        993,842
  Pactiv* .................................     33,192        789,637
                                                          -----------
                                                            2,386,678
                                                          -----------
UTILITIES -- 2.8%
  Covanta Holding* ........................     31,525        839,511
                                                          -----------
  Total Common Stock
    (Cost $28,523,772) ....................                29,404,383
                                                          -----------

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MID CAP PORTFOLIO
                                                      APRIL 30, 2008 (UNAUDITED)

SHORT-TERM INVESTMENT -- 2.7%

                                                    SHARES        VALUE
                                                   --------    -----------
CASH EQUIVALENT -- 2.7%
  HighMark Diversified Money Market Fund,
    Fiduciary Class, 2.560% (A)
    (Cost $801,016) .............................  801,016     $   801,016
                                                               -----------
  Total Investments -- 101.8%
    (Cost $29,324,788) ..........................              $30,205,399
                                                               ===========

      Percentages are based on Net Assets of $29,684,076.

*     Non-income producing security.

(A)   Rate shown is the 7-day effective yield as of April 30, 2008.

Cl    Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                       RHJ SMALL CAP PORTFOLIO
                                                      APRIL 30, 2008 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  [BAR CHART]

Industrials            28.1%
Health Care            21.9%
Information Technology 20.1%
Consumer Discretionary  6.8%
Consumer Staples        6.3%
Financials              4.6%
Cash Equivalents        4.3%
Energy                  4.2%
Materials               3.7%

+     Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.8%**

                                                         SHARES      VALUE
                                                        --------   ----------
CONSUMER DISCRETIONARY -- 6.9%
  Childrens Place Retail Stores* .................       47,300    $1,099,725
  Dolan Media* ...................................       22,000       381,480
  Iconix Brand Group* ............................       78,900     1,256,088
  LKQ* ...........................................       37,100       807,296
                                                                   ----------
                                                                    3,544,589
                                                                   ----------
CONSUMER STAPLES -- 6.4%
  Chiquita Brands International* .................       84,200     1,915,550
  Hain Celestial Group* ..........................       54,300     1,340,124
                                                                   ----------
                                                                    3,255,674
                                                                   ----------
ENERGY -- 4.2%
  Carrizo Oil & Gas* .............................       10,400       660,296
  Exterran Holdings* .............................       14,885       994,169
  Willbros Group* ................................       13,700       494,433
                                                                   ----------
                                                                    2,148,898
                                                                   ----------
FINANCIALS -- 4.6%
  IPC Holdings ...................................       38,500     1,120,735
  Signature Bank* ................................       23,900       630,482
  TradeStation Group* ............................       67,400       628,842
                                                                   ----------
                                                                    2,380,059
                                                                   ----------
HEALTH CARE -- 22.1%
  Air Methods* ...................................       30,400     1,219,040
  Emergency Medical Services, Cl A* ..............       21,900       494,283
  PerkinElmer ....................................       41,200     1,094,272
  Perrigo ........................................       31,700     1,299,383
  Pharmaceutical Product Development .............       38,900     1,611,238

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                       RHJ SMALL CAP PORTFOLIO
                                                      APRIL 30, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED

                                           SHARES        VALUE
                                          --------    -----------
HEALTH CARE -- (CONTINUED)
   Psychiatric Solutions* ...........       37,400    $ 1,298,154
   Sciele Pharma* ...................       57,100      1,100,317
   SurModics* .......................       31,300      1,391,911
   Zoll Medical* ....................       54,424      1,816,673
                                                      -----------
                                                       11,325,271
                                                      -----------
INDUSTRIALS -- 28.4%
   AAR* .............................       55,000      1,287,000
   Actuant, Cl A ....................       37,200      1,259,964
   Allied Waste Industries* .........       67,700        836,772
   Bucyrus International, Cl A ......       7,800         982,254
   Eagle Bulk Shipping ..............       19,600        576,828
   EnerSys* .........................       61,800      1,446,120
   Innerworkings* ...................       76,200      1,024,128
   Ladish* ..........................       33,200        997,992
   Landstar System ..................       24,600      1,278,216
   Middleby* ........................       16,200      1,016,550
   Titan International ..............       18,122        645,687
   Triumph Group ....................       18,490      1,088,506
   VistaPrint* ......................       23,100        786,093
   Watsco ...........................       29,400      1,333,878
                                                      -----------
                                                       14,559,988
                                                      -----------
INFORMATION TECHNOLOGY -- 20.4%
   Aspen Technology* ................      100,000      1,374,000
   Coherent* ........................       27,800        828,440
   Comtech Group* ...................       90,725      1,181,240
   Intermec* ........................       52,900      1,117,248
   j2 Global Communications* ........       44,700        956,580
   Jack Henry & Associates ..........       52,000      1,366,560
   Macrovision Solutions* ...........       74,900      1,181,922
   Mantech International, Cl A* .....       26,500      1,265,905
   Microsemi* .......................       47,500      1,163,750
                                                      -----------
                                                       10,435,645
                                                      -----------

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                       RHJ SMALL CAP PORTFOLIO
                                                      APRIL 30, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                               SHARES        VALUE
                                                              ---------   -----------
MATERIALS -- 3.8%
  International Flavors & Fragrances ....................        27,800   $ 1,267,958
  Valspar ...............................................        30,500       670,390
                                                                          -----------
                                                                            1,938,348
                                                                          -----------
  Total Common Stock
    (Cost $45,768,035) ..................................                  49,588,472
                                                                          -----------

 SHORT-TERM INVESTMENTS -- 4.4%

CASH EQUIVALENTS (A) -- 4.4%
  HighMark Diversified Money Market Fund,
    Fiduciary Class, 2.560% .............................     2,059,078     2,059,078
  HighMark U.S. Government Money Market Fund,
    Fiduciary Class, 1.960% .............................       188,596       188,596
                                                                          -----------
  Total Short-Term Investments
    (Cost $2,247,674) ...................................                   2,247,674
                                                                          -----------
  Total Investments -- 101.2%
    (Cost $48,015,709) ..................................                 $51,836,146
                                                                          ===========

     Percentages are based on Net Assets of $51,244,708.

*    Non-income producing security.

**   More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)  Rate shown is the 7-day effective yield as of April 30, 2008.

Cl   Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2008 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  [BAR CHART]

Information Technology     28.6%
Industrials                23.0%
Health Care                16.2%
Consumer Discretionary     11.4%
Energy                      7.9%
Cash Equivalents            5.3%
Financials                  2.8%
Consumer Staples            2.6%
Utilities                   1.2%
Telecommunication Services  1.0%

+     Percentages are based on total investments.

SUMMARY SCHEDULE OF INVESTMENTS
COMMON STOCK -- 92.8%**

                                                                         % OF
                                                                      NET ASSETS   SHARES       VALUE
                                                                      ----------   -------   -----------
CONSUMER DISCRETIONARY -- 11.2%
   Amerigon* ...............................................              1.4%     144,000   $ 2,113,920
   Cavco Industries* .......................................              1.3       51,100     2,039,912
   Peet's Coffee & Tea* ....................................              1.1       73,100     1,698,113
   Red Robin Gourmet Burgers* ..............................              1.4       50,600     2,078,648
   Smart Balance* ..........................................              1.1      219,708     1,625,839
   True Religion Apparel* ..................................              1.0       81,900     1,503,684
   Other Securities ........................................              3.9                  5,969,510
                                                                                             -----------
                                                                                              17,029,626
                                                                                             -----------
CONSUMER STAPLES -- 2.6%
   TreeHouse Foods* ........................................              1.1       74,800     1,695,716
   Other Securities ........................................              1.5                  2,252,082
                                                                                             -----------
                                                                                               3,947,798
                                                                                             -----------
ENERGY -- 7.7%
   Flotek Industries* ......................................              1.5      120,114     2,248,534
   Petroquest Energy* ......................................              2.0      151,000     3,137,780
   T-3 Energy Services* ....................................              2.3       65,240     3,444,672
   Other Securities ........................................              1.9                  2,954,338
                                                                                             -----------
                                                                                              11,785,324
                                                                                             -----------
FINANCIALS -- 2.7%
   Nara Bancorp ............................................              1.5      176,700     2,320,071
   Other Securities ........................................              1.2                  1,835,566
                                                                                             -----------
                                                                                               4,155,637
                                                                                             -----------

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                                         % OF
                                                                      NET ASSETS   SHARES        VALUE
                                                                      ----------  -------    -----------
HEALTH CARE -- 15.9%
   Air Methods* ............................................              1.7%     64,600    $ 2,590,460
   IRIS International* .....................................              1.7     190,412      2,597,220
   Medtox Scientific* ......................................              1.9     184,000      2,936,640
   Natus Medical*  .........................................              2.8     217,700      4,282,159
   Providence Service* .....................................              1.5      79,500      2,237,130
   Skilled Healthcare Group* ...............................              1.3     159,300      1,927,530
   Other Securities ........................................              5.0                  7,626,589
                                                                                             -----------
                                                                                              24,197,728
                                                                                             -----------
INDUSTRIALS -- 22.5%
   American Ecology ........................................              1.1      62,900      1,671,882
   Apogee Enterprises ......................................              1.9     128,789      2,873,282
   Beacon Roofing Supply* ..................................              1.6     238,100      2,535,765
   Chart Industries* .......................................              1.0      37,300      1,515,872
   Columbus McKinnon* ......................................              1.1      58,900      1,667,459
   DXP Enterprises* ........................................              1.1      39,540      1,631,816
   Dynamex*  ...............................................              1.6      95,200      2,392,376
   FreightCar America ......................................              1.6      62,800      2,411,520
   Healthcare Services Group ...............................              1.2     125,450      1,914,367
   KHD Humboldt Wedag International* .......................              1.1      60,100      1,742,299
   Ladish* .................................................              1.4      69,500      2,089,170
   Saia* ...................................................              1.0     113,900      1,572,959
   Standard Parking* .......................................              1.6     112,660      2,414,304
   Team* ...................................................              2.0     101,900      3,029,487
   Vocus* ..................................................              1.0      57,400      1,595,146
   Other Securities ........................................              2.2                  3,321,608
                                                                                             -----------
                                                                                              34,379,312
                                                                                             -----------
INFORMATION TECHNOLOGY -- 28.0%
   Cbeyond* ................................................              2.2     171,100      3,377,514
   Comtech Group* ..........................................              1.8     215,684      2,808,206
   DTS* ....................................................              1.1      55,944      1,650,348
   Dycom Industries* .......................................              2.1     222,900      3,205,302
   Globecomm Systems* ......................................              1.6     267,300      2,373,624
   HMS Holdings* ...........................................              1.4      82,100      2,115,717
   JDA Software Group* .....................................              1.0      79,900      1,510,110
   Magma Design Automation* ................................              1.0     164,800      1,537,584

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                                         % OF
                                                                      NET ASSETS     SHARES         VALUE
                                                                      ----------     -------     -----------
INFORMATION TECHNOLOGY -- (CONTINUED)
     Measurement Specialties* .............................                1.1%      105,766     $  1,712,351
     NCI* .................................................                1.5       108,200        2,283,020
     Radiant Systems* .....................................                1.0       117,600        1,586,424
     Seachange International* .............................                2.1       456,183        3,266,270
     Secure Computing* ....................................                1.1       263,400        1,743,708
     TheStreet.com ........................................                1.5       285,700        2,231,317
     Tyler Technologies* ..................................                1.5       161,600        2,338,352
     Website Pros* ........................................                1.5       250,500        2,254,500
     Other Securities .....................................                4.5                      6,817,139
                                                                                                 ------------
                                                                                                   42,811,486
                                                                                                 ------------
TELECOMMUNICATION SERVICES -- 1.0%
     012 Smile.Communications* ............................                1.0       148,568        1,577,792
                                                                                                 ------------
UTILITIES -- 1.2%
     Consolidated Water ...................................                1.2        74,800        1,772,760
                                                                                                 ------------
     Total Common Stock
        (Cost $135,032,345) ...............................                                       141,657,463
                                                                                                 ------------
SHORT-TERM INVESTMENTS -- 5.2%
CASH EQUIVALENTS (A) -- 5.2%
     HighMark Diversified Money Market Fund,
        Fiduciary Class, 2.560% ...........................                4.0     6,074,398        6,074,398
     HighMark U.S. Government Money Market
        Fund, Fiduciary Class, 1.960% .....................                1.2     1,836,092        1,836,092
                                                                                                 ------------
     Total Short-Term Investments
        (Cost $7,910,490) .................................                                         7,910,490
                                                                                                 ------------
     Total Investments -- 98.0%
        (Cost $142,942,835) ...............................                                      $149,567,953
                                                                                                 ============

      Percentages are based on Net Assets of $152,671,894.

*     Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)   Rate shown is the 7-day effective yield as of April, 30, 2008.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                       RHJ FUNDS
                                                      APRIL 30, 2008 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

                                                               MID CAP         SMALL CAP        MICRO CAP
                                                              PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                            -------------     ------------    -------------
ASSETS:
Investments at Value
   (Cost $29,324,788, $48,015,709 and $142,942,835
       respectively) ....................................   $  30,205,399     $ 51,836,146    $ 149,567,953
Cash ....................................................              --               --            4,862
Receivable for Capital Shares Sold ......................          70,789          124,208          271,673
Dividends and Interest Receivable .......................          22,514            6,118           33,257
Receivable for Investment Securities Sold ...............              --               --        3,530,674
Prepaid Expenses ........................................           5,779               --               --
                                                            -------------     ------------    -------------
   TOTAL ASSETS .........................................      30,304,481       51,966,472      153,408,419
                                                            -------------     ------------    -------------
LIABILITIES:
Payable for Investment Securities Purchased .............         564,571          662,953          398,084
Payable for Capital Shares Redeemed .....................          21,948               --           90,537
Payable Due to Investment Adviser .......................          16,864           33,345           93,914
Payable Due to Administrator ............................           3,880            7,019           21,162
Chief Compliance Officer Fees Payable ...................             710            1,549            4,974
Payable Due to Trustees .................................             642            1,394            4,497
Payable Due to Distributor ..............................             627               --               --
Other Accrued Expenses ..................................          11,163           15,504          123,357
                                                            -------------     ------------    -------------
   TOTAL LIABILITIES ....................................         620,405          721,764          736,525
                                                            -------------     ------------    -------------
NET ASSETS ..............................................   $  29,684,076     $ 51,244,708    $ 152,671,894
                                                            =============     ============    =============
NET ASSETS CONSIST OF:
Paid-in Capital..........................................   $  29,359,623     $ 49,214,466    $ 166,093,134
Accumulated Net Investment Loss .........................            (915)        (145,106)        (800,245)
Accumulated Net Realized Loss on Investments ............        (555,243)      (1,645,089)     (19,246,113)
Net Unrealized Appreciation on Investments ..............         880,611        3,820,437        6,625,118
                                                            -------------     ------------    -------------
NET ASSETS ..............................................   $  29,684,076     $ 51,244,708    $ 152,671,894
                                                            =============     ============    =============
INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
           (unlimited authorization -- no par value) ....             n/a        5,023,401       10,255,454
                                                            =============     ============    =============
INVESTOR CLASS SHARES:
   Outstanding Shares of Beneficial Interest
           (unlimited authorization -- no par value) ....       2,196,849              n/a              n/a
                                                            =============     ============    =============
NET ASSET VALUE, Offering and Redemption
   Price Per Share  -- Institutional Class ..............             n/a     $      10.20    $       14.89
                                                            =============     ============    =============
NET ASSET VALUE, Offering and Redemption
   Price Per Share -- Investor Class ....................   $       13.51              n/a              n/a
                                                            =============     ============    =============

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                       RHJ FUNDS
                                                      FOR THE SIX MONTHS ENDED
                                                      APRIL 30, 2008 (UNAUDITED)

STATEMENTS OF OPERATIONS

                                                                 MID CAP        SMALL CAP      MICRO CAP
                                                                PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                              ------------    ------------    ------------
INVESTMENT INCOME
Dividends .................................................   $    183,230    $    161,747    $    277,243
                                                              ------------    ------------    ------------
   TOTAL INCOME ...........................................        183,230         161,747         277,243
                                                              ------------    ------------    ------------
EXPENSES
Investment Advisory Fees ..................................        118,372         217,891         623,369
Distribution Fees .........................................         32,881              --              --
Administration Fees .......................................         18,766          38,454         117,064
Trustees' Fees ............................................          1,120           2,488           7,742
Chief Compliance Officer Fees (1) .........................            854           1,900           5,714
Shareholder Servicing Fees ................................             --           5,659         203,682
Transfer Agent Fees .......................................         16,584          24,580          43,601
Registration and Filing Fees ..............................          7,219           8,073           8,845
Printing Fees .............................................          3,282           6,520          20,251
Audit Fees ................................................          3,111           6,664          20,860
Legal Fees ................................................          1,994           3,951          12,248
Custodian Fees ............................................          1,081           3,033           8,395
Other Expenses ............................................          1,016           2,494           7,608
                                                              ------------    ------------    ------------
   EXPENSES BEFORE EXPENSE WAIVER AND FEES PAID
      INDIRECTLY ..........................................        206,280         321,707       1,079,379
                                                              ------------    ------------    ------------
Less:
Waiver of Investment Advisory Fees ........................        (21,903)             --              --
Fees Paid Indirectly (2) ..................................           (232)        (14,854)         (1,891)
                                                              ------------    ------------    ------------
   NET EXPENSES AFTER EXPENSE WAIVER AND FEES PAID
     INDIRECTLY ...........................................        184,145         306,853       1,077,488
                                                              ------------    ------------    ------------
NET INVESTMENT LOSS .......................................           (915)       (145,106)       (800,245)
                                                              ------------    ------------    ------------
NET REALIZED LOSS ON INVESTMENTS ..........................       (554,927)     (1,619,736)    (19,178,447)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
    INVESTMENTS ...........................................     (1,494,835)     (6,588,908)    (25,388,375)
                                                              ------------    ------------    ------------
TOTAL NET LOSS ON INVESTMENTS .............................     (2,049,762)     (8,208,644)    (44,566,822)
                                                              ------------    ------------    ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ......   $ (2,050,677)   $ (8,353,750)   $(45,367,067)
                                                              ============    ============    ============

(1)   See Note 3 in Notes to Financial Statements.

(2)   See Note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                           SIX MONTHS
                                                                             ENDED           YEAR ENDED
                                                                        APRIL 30, 2008      OCTOBER 31,
                                                                          (UNAUDITED)          2007
                                                                        ---------------     -----------
OPERATIONS:
   Net Investment Loss ...............................................  $          (915)    $   (41,243)
   Net Realized Gain (Loss) on Investments ...........................         (554,927)      1,204,369
   Net Change in Unrealized Appreciation (Depreciation) on
      Investments ....................................................       (1,494,835)      1,763,190
                                                                        ---------------     -----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...       (2,050,677)      2,926,316
                                                                        ---------------     -----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .............................................               --         (11,691)
   Net Realized Gain .................................................       (1,154,945)       (446,536)
                                                                        ---------------     -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .................................       (1,154,945)       (458,227)
                                                                        ---------------     -----------

CAPITAL SHARE TRANSACTIONS:
   Issued ............................................................        7,906,540      17,018,767
   Reinvestment of Distributions .....................................        1,154,796         458,227
   Redeemed ..........................................................       (2,120,713)     (2,574,601)
                                                                        ---------------     -----------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ........        6,940,623      14,902,393
                                                                        ---------------     -----------
   TOTAL INCREASE IN NET ASSETS ......................................        3,735,001      17,370,482

NET ASSETS:
   Beginning of Period ...............................................       25,949,075       8,578,593
                                                                        ---------------     -----------
   End of Period .....................................................  $    29,684,076     $25,949,075
                                                                        ===============     ===========
Accumulated Net Investment Loss ......................................  $          (915)    $        --
                                                                        ===============     ===========
SHARES ISSUED AND REDEEMED:
   Issued ............................................................          593,613       1,191,582
   Reinvestment of Distributions .....................................           80,811          33,646
   Redeemed ..........................................................         (158,626)       (179,301)
                                                                        ---------------     -----------
   NET INCREASE FROM SHARES OUTSTANDING FROM SHARE TRANSACTIONS ......          515,798       1,045,927
                                                                        ===============     ===========

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                         RHJ SMALL CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                           SIX MONTHS
                                                                              ENDED            YEAR ENDED
                                                                         APRIL 30, 2008       OCTOBER 31,
                                                                           (UNAUDITED)           2007
                                                                         ---------------     --------------
OPERATIONS:
   Net Investment Loss ...............................................   $      (145,106)    $     (307,848)
   Net Realized Gain (Loss) on Investments ...........................        (1,619,736)        10,084,138
   Net Change in Unrealized Appreciation (Depreciation) on
      Investments ....................................................        (6,588,908)         3,195,149
                                                                         ---------------     --------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...        (8,353,750)        12,971,439
                                                                         ---------------     --------------
DISTRIBUTIONS:
   Net Realized Gain .................................................        (9,705,587)       (17,981,999)
                                                                         ---------------     --------------
CAPITAL SHARE TRANSACTIONS:
   Issued ............................................................         1,527,854          3,853,074
   Reinvestment of Distributions .....................................         8,875,138         15,705,138
   Redeemed ..........................................................        (7,002,881)       (27,206,434)
                                                                         ---------------     --------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM  CAPITAL SHARE
     TRANSACTIONS ....................................................         3,400,111         (7,648,222)
                                                                         ---------------     --------------
   TOTAL DECREASE IN NET ASSETS ......................................       (14,659,226)       (12,658,782)

NET ASSETS:
   Beginning of Period ...............................................        65,903,934         78,562,716
                                                                         ---------------     --------------
   End of Period .....................................................   $    51,244,708     $   65,903,934
                                                                         ===============     ==============
Accumulated Net Investment Loss ......................................   $      (145,106)    $           --
                                                                         ===============     ==============
SHARES ISSUED AND REDEEMED:
   Issued ............................................................           138,050            303,659
   Reinvestment of Distributions .....................................           797,407          1,256,677
   Redeemed ..........................................................          (644,653)        (2,048,189)
                                                                         ---------------     --------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING FROM SHARE
     TRANSACTIONS ....................................................           290,804           (487,853)
                                                                         ===============     ==============

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                          SIX MONTHS
                                                                             ENDED            YEAR ENDED
                                                                        APRIL 30, 2008        OCTOBER 31,
                                                                          (UNAUDITED)            2007
                                                                        ---------------     --------------
OPERATIONS:
   Net Investment Loss ...............................................  $      (800,245)    $   (1,484,152)
   Net Realized Gain (Loss) on Investments ...........................      (19,178,447)        25,141,480
   Net Change in Unrealized Appreciation (Depreciation) on
      Investments ....................................................      (25,388,375)         3,699,193
                                                                        ---------------     --------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...      (45,367,067)        27,356,521
                                                                        ---------------     --------------
DISTRIBUTIONS:
   Net Realized Gain .................................................      (23,712,331)       (13,998,799)
                                                                        ---------------     --------------
CAPITAL SHARE TRANSACTIONS:
   Issued ............................................................       16,494,363         33,914,265
   Reinvestment of Distributions .....................................       21,733,402         13,420,243
   Redemption Fees (1) ...............................................            5,706             29,735
   Redeemed ..........................................................      (33,031,860)       (42,571,774)
                                                                        ---------------     --------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ........        5,201,611          4,792,469
                                                                        ---------------     --------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................      (63,877,787)        18,150,191

NET ASSETS:
   Beginning of Period ...............................................      216,549,681        198,399,490
                                                                        ---------------     --------------
   End of Period .....................................................  $   152,671,894     $  216,549,681
                                                                        ===============     ==============
Accumulated Net Investment Loss ......................................  $      (800,245)    $           --
                                                                        ===============     ==============
SHARE ISSUED AND REDEEMED:
   Issued ............................................................        1,046,007          1,638,577
   Reinvestment of Distributions .....................................        1,245,467            658,178
   Redeemed ..........................................................       (1,901,498)        (2,035,724)
                                                                        ---------------     --------------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS ........          389,976            261,031
                                                                        ===============     ==============

(1) See Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                                     SELECTED PER SHARE DATA & RATIOS
                                                              FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                           SIX MONTHS
                                              ENDED
                                            APRIL 30,           YEAR ENDED       YEAR ENDED        YEAR ENDED     PERIOD ENDED
                                              2008              OCTOBER 31,      OCTOBER 31,       OCTOBER 31,    OCTOBER 31,
                                           (UNAUDITED)             2007             2006              2005           2004*
                                           -----------         -----------      -----------       -----------     ------------
Net Asset Value,
   Beginning of Period ..................  $     15.44         $     13.51      $     11.76       $    10.53      $      10.00
                                           -----------         -----------      -----------       ----------      ------------
Income (Loss) from
   Investment Operations:
   Net Investment Income (Loss) (1) .....           --               (0.03)            0.01            (0.05)            (0.01)
   Net Realized and
      Unrealized Gain (Loss) ............        (1.27)               2.60             2.07             1.37              0.54
                                           -----------         -----------      -----------       ----------      ------------
Total from Investment
      Operations ........................        (1.27)               2.57             2.08             1.32              0.53
                                           -----------         -----------      -----------       ----------      ------------
Dividends and Distributions:
   Net Investment Income ................           --               (0.01)              --            (0.07)               --
   Net Realized Gain ....................        (0.66)              (0.63)           (0.33)           (0.02)               --
                                           -----------         -----------      -----------       ----------      ------------
   Total Dividends and
      Distributions .....................        (0.66)              (0.64)           (0.33)           (0.09)               --
                                           -----------         -----------      -----------       ----------      ------------
   Net Asset Value,
      End of Period .....................  $     13.51         $     15.44      $     13.51       $    11.76      $      10.53
                                           ===========         ===========      ===========       ==========      ============
   TOTAL RETURN+ ........................        (8.45)%             19.74%           18.01%           12.55%             5.30%
                                           ===========         ===========      ===========       ==========      ============

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ...  $    29,684         $    25,949      $     8,579       $    3,438      $      1,824
Ratio of Net Expenses to Average Net
  Assets ................................         1.40%** (2)         1.40% (2)        1.40% (2)        1.41% (2)         1.40%**
Ratio of Expenses to Average Net Assets
   (Excluding Waivers, Reimbursements and
   Fees Paid Indirectly) ................         1.57%**             1.63%            2.06%            4.39%             8.48%**
Ratio of Net Investment Income
  (Loss) to Average Net Assets ..........        (0.01)%**           (0.22)%           0.05%           (0.43)%           (0.51)%**
Portfolio Turnover Rate .................           28%                 81%              72%              50%                5%


+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the period.

*    Fund commenced operations on July 30, 2004.

**   Annualized.

(1)  Per share calculations were performed using average shares for the period.

(2) The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.40%.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                          RHJ SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                                               SELECTED PER SHARE DATA & RATIOS
                                                                        FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                           SIX MONTHS
                                              ENDED
                                            APRIL 30,                              YEARS ENDED OCTOBER 31,
                                              2008          ----------------------------------------------------------------------
                                           (UNAUDITED)         2007            2006            2005          2004           2003
                                           -----------      ---------       ---------       ---------      --------       --------
Net Asset Value,
Beginning of Period .....................  $     13.93      $   15.05       $   15.24       $   13.98      $  13.36       $  10.47
                                           -----------      ---------       ---------       ---------      --------       --------
Income (Loss) from
   Investment Operations:
   Net Investment Loss ..................        (0.03)(1)      (0.06)(1)       (0.04)(1)       (0.03)(1)     (0.06)(1)      (0.04)
   Net Realized and Unrealized Gain
      (Loss) ............................        (1.62)          2.48            1.54            1.29          0.68           2.93
                                           -----------      ---------       ---------       ---------      --------       --------
   Total from Investment Operations .....        (1.65)          2.42            1.50            1.26          0.62           2.89
                                           -----------      ---------       ---------       ---------      --------       --------
Distributions:
   Net Realized Gain ....................        (2.08)         (3.54)          (1.69)             --            --             --
                                           -----------      ---------       ---------       ---------      --------       --------
   Net Asset Value, End of Period .......  $     10.20      $   13.93       $   15.05       $   15.24      $  13.98       $  13.36
                                           ===========      =========       =========       =========      ========       ========
   TOTAL RETURN+ ........................       (13.08)%        19.30%          10.45%           9.01%         4.64%         27.60%
                                           ===========      =========       =========       =========      ========       ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ...  $    51,245      $  65,904       $  78,563       $ 160,765      $165,904       $146,625
Ratio of Expenses to Average Net
  Assets ................................         1.13%*         1.02%           1.00%           1.05%         1.00%          1.00%
Ratio of Expenses to Average Net Assets
   (Excluding Fees Paid Indirectly) .....         1.18%*         1.09%           1.07%           1.08%         1.04%          1.02%

Ratio of Net Investment Loss to Average
    Net Assets ..........................        (0.53)%*       (0.43)%         (0.25)%         (0.22)%       (0.42)%        (0.38)%
Portfolio Turnover Rate .................           43%            74%             83%             61%           64%            58%

+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*    Annualized.

(1)  Per share calculations were performed using average shares for the period.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial  statements.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                                            SELECTED PER SHARE DATA & RATIOS
                                                                     FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                   SIX MONTHS
                                      ENDED
                                    APRIL 30,                                   YEARS ENDED OCTOBER 31,
                                      2008           -----------------------------------------------------------------------------
                                   (UNAUDITED)          2007             2006             2005             2004             2003
                                   -----------       ----------       ----------       ----------       ----------       ---------
Net Asset Value, Beginning of
  Period ........................  $     21.95       $    20.66       $    21.77       $    20.68       $    18.92       $   12.37
                                   -----------       ----------       ----------       ----------       ----------       ---------
Income (Loss) from Investment
  Operations:
  Net Investment Loss ...........        (0.08) (1)       (0.15) (1)       (0.14) (1)       (0.16) (1)       (0.16) (1)      (0.12)
  Net Realized and Unrealized
    Gain (Loss) .................        (4.43)            2.92             2.37             3.59             2.47            6.67
                                   -----------       ----------       ----------       ----------       ----------       ---------
  Total from Investment
    Operations ..................        (4.51)            2.77             2.23             3.43             2.31            6.55
                                   -----------       ----------       ----------       ----------       ----------       ---------
  Redemption Fees ...............           --*              --*              --*              --*              --*             --
                                   -----------       ----------       ----------       ----------       ----------       ---------
Distributions:
  Net Realized Gain .............        (2.55)           (1.48)           (3.34)           (2.34)           (0.55)             --
                                   -----------       ----------       ----------       ----------       ----------       ---------
  Net Asset Value, End of Period   $     14.89       $    21.95       $    20.66       $    21.77       $    20.68       $   18.92
                                   ===========       ==========       ==========       ==========       ==========       =========
  TOTAL RETURN+                         (22.26)%          13.96%           11.15%           17.47%           12.45%          52.95%
                                   ===========       ==========       ==========       ==========       ==========       =========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
  (Thousands) ...................  $   152,672       $  216,550       $  198,399       $  192,369       $  171,551       $ 128,958
Ratio of Expenses to Average
  Net Assets ....................         1.30%**          1.20%            1.19%            1.18%            1.12%           1.13%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly) ...................         1.30%**          1.21%            1.20%            1.18%            1.12%           1.13%
Ratio of Net Investment Loss
  to Average Net Assets .........        (0.96)%**        (0.71)%          (0.68)%          (0.79)%          (0.79)%         (0.89)%
Portfolio Turnover Rate .........           55%             127%             114%              99%             106%            121%

+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*     Value is less than $0.01 per share.

**    Annualized.

(1)   Per share calculations were performed using average shares for the period.

Amounts designated as " -- " are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 36 funds. The financial statements herein are those of the Rice Hall James Mid Cap Portfolio ("Mid Cap Portfolio"), Rice Hall James Small Cap Portfolio ("Small Cap Portfolio" (formerly the Rice Hall James Small/Mid Cap Portfolio)), and Rice Hall James Micro Cap Portfolio ("Micro Cap Portfolio") (each a "Fund" and collectively the "Funds"). The investment objective of the Mid Cap Portfolio is maximum capital appreciation. The Mid Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. mid cap companies with market capitalizations which fall within the range of the companies in the Russell Midcap Index. The investment objective of the Small Cap Portfolio is maximum capital appreciation. The Small Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. small cap companies with market capitalizations which fall within the range of the companies in the Russell 2000 Index. The investment objective of the Micro Cap Portfolio is maximum capital appreciation. The Micro Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. micro cap companies with market capitalizations between $50 million and $500 million. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

The Micro Cap Portfolio reopened to new investors as of June 29, 2007.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

      Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

      Security Valuation -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

      (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2008, there were no securities valued in accordance with the Fair Value Procedures.

      Security Transactions and Investment Income -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

      Expenses -- Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

      Dividends and Distributions to Shareholders -- Each Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

      Redemption Fees -- The Micro Cap Portfolio imposes a 2.00% redemption fee on the value of Institutional Class shares redeemed less than 90 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The Micro Cap Portfolio imposed redemption fees of $5,706 for the six months ended April 30, 2008.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one fund, $250,000 for two funds, $350,000 for three funds, plus $75,000 per additional fund, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Funds' average daily net assets.

The Trust has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan provides that Investor Class shares of the Mid Cap Portfolio will pay the Distributor a fee not to exceed 0.25% of the Mid Cap Portfolio's average daily net assets attributable to Investor Class shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares.

The Small Cap Portfolio directs certain fund trades to the Distributor, via a network of executing brokers, who pays a portion of the Fund's expenses. Under this arrangement, the Fund had expenses reduced by $13,813, which was used to pay administration expenses. These amounts are labeled as "Fees Paid Indirectly" on the Statement of Operations.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds' transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Rice Hall James & Associates, LLC (the "Adviser"). These fees are disclosed on the Statement of Operations as Shareholder Servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended April 30, 2008, the Mid Cap Portfolio, Small Cap Portfolio and the Micro Cap Portfolio earned credits of $232, $1,041 and $1,891, respectively, which were used to offset transfer agent expenses. These amounts are labeled as "Fees Paid Indirectly" on the Statement of Operations.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. INVESTMENT ADVISORY AGREEMENTS:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. For its services, the Mid Cap Portfolio pays the Adviser an annual fee of 0.90% on the first $250 million, 0.80% on the next $250 million and 0.70% for amounts over $500 million, based on the Fund's average daily net assets. The Small Cap Portfolio and the Micro Cap Portfolio have a fee calculated at an annual rate of 0.80% and 0.75% of each Fund's average daily net assets, respectively. The Adviser has contractually agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Mid Cap Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.40% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Small Cap Portfolio's and the Micro Cap Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.25% and 1.40% of average daily net assets, respectively.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from security sales, other than long-term U.S. Government securities and short-term securities for the six months ended April 30, 2008, are as follows:

RHJ FUND                     PURCHASES          SALES
-----------------------    -------------    --------------
Mid Cap Portfolio          $  14,802,076    $    7,209,289
Small Cap Portfolio           23,021,957        26,553,384
Micro Cap Portfolio           89,361,022       108,475,251

There were no purchases or sales of long-term U.S. Government Securities.

7. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the differences arise. These differences are primarily due to REIT adjustments, distribution reclassifications and net operating losses.

The tax character of dividends and distributions paid during the last two fiscal years was as follows:

                                        ORDINARY       LONG-TERM
RHJ FUND                                 INCOME       CAPITAL GAIN        TOTAL
-------------                         ------------    ------------    -------------
Mid Cap Portfolio         2007        $  243,434      $  214,793      $   458,227
                          2006            96,589          16,440          113,029

Small Cap Portfolio       2007                --      17,981,999       17,981,999
                          2006                --      16,916,063       16,916,063

Micro Cap Portfolio       2007                --      13,998,799       13,998,799
                          2006         7,517,881      21,789,582       29,307,463

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

As of October 31, 2007, the components of Distributable Earnings on a tax basis were as follows:

                      UNDISTRIBUTED   UNDISTRIBUTED                      TOTAL
                         ORDINARY       LONG-TERM      UNREALIZED    DISTRIBUTABLE
RHJ FUND                 INCOME       CAPITAL GAIN    APPRECIATION     EARNINGS
-------------------   -------------   -------------   ------------   -------------
Mid Cap Portfolio     $     411,817   $     742,812   $  2,375,446   $   3,530,075
Small Cap Portfolio       2,568,238       7,137,175     10,384,166      20,089,579
Micro Cap Portfolio      15,883,947       7,827,426     31,946,785      55,658,158

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2008, were as follows:

                                       AGGREGATE       AGGREGATE
                                         GROSS           GROSS
                          FEDERAL      UNREALIZED      UNREALIZED    NET UNREALIZED
RHJ FUND                 TAX COST     APPRECIATION    DEPRECIATION    APPRECIATION
-------------         -------------   ------------    ------------   --------------
Mid Cap Portfolio     $  29,324,788   $  2,490,668    $ (1,610,057)  $     880,611
Small Cap Portfolio      48,015,709      6,663,626      (2,843,189)      3,820,437
Micro Cap Portfolio     142,942,835     22,112,947     (15,487,829)      6,625,118

8. OTHER:

At April 30, 2008, the percentage of total shares outstanding held by shareholders for each Fund, which were comprised of omnibus accounts that were held on behalf of several individual shareholders was as follows:

                         NO. OF         %
RHJ FUND              SHAREHOLDERS   OWNERSHIP
-------------------   ------------   ---------
Mid Cap Portfolio           1          83%
Small Cap Portfolio         3          55%
Micro Cap Portfolio         2          70%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

9.  ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Funds' financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") NO. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

                           BEGINNING      ENDING                   EXPENSES
                            ACCOUNT       ACCOUNT     ANNUALIZED     PAID
                             VALUE         VALUE       EXPENSE      DURING
                           11/01/07       4/30/08      RATIOS       PERIOD*
                          ----------    -----------   ----------   --------
ACTUAL FUND RETURN
Mid Cap Portfolio         $ 1,000.00    $    915.50         1.40%  $   6.67
Small Cap Portfolio         1,000.00         869.20         1.13       5.25
Micro Cap Portfolio         1,000.00         777.40         1.30       5.74
HYPOTHETICAL 5% RETURN
Mid Cap Portfolio         $ 1,000.00    $  1,017.90         1.40%  $   7.02
Small Cap Portfolio         1,000.00       1,019.24         1.13       5.67
Micro Cap Portfolio         1,000.00       1,018.40         1.30       6.52

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one half year period shown).

                                     NOTES

                            THE RICE HALL JAMES FUNDS
                                 P.O. Box 219009
                             Kansas City, MO 64121
                                  866-474-5669
                                www.rhjfunds.com

                                    ADVISER:
                        Rice Hall James & Associates, LLC
                         600 West Broadway, Suite 1000
                               San Diego, CA 92101

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

              This information must be preceded or accompanied by a
                  current prospectus for the Funds described.


RHJ-SA-001-0700

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2008 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 92.8%**

                                                              SHARES        VALUE
                                                             --------   -------------
CONSUMER DISCRETIONARY -- 11.2%
  American Apparel* .....................................      61,100   $     477,802
  Amerigon* .............................................     144,000       2,113,920
  Animal Health International* ..........................      97,047         853,043
  Cavco Industries* .....................................      51,100       2,039,912
  DG FastChannel* .......................................      47,317         882,462
  Global Traffic Network* ...............................     118,266       1,147,181
  Peet's Coffee & Tea* ..................................      73,100       1,698,113
  Red Robin Gourmet Burgers* ............................      50,600       2,078,648
  Rubio's Restaurants* ..................................     118,400         710,400
  Smart Balance* ........................................     219,708       1,625,839
  True Religion Apparel* ................................      81,900       1,503,684
  Volcom* ...............................................      52,000         987,480
  Wet Seal, Cl A* .......................................     262,577         911,142
                                                                        -------------
                                                                           17,029,626
                                                                        -------------
CONSUMER STAPLES -- 2.6%
  Calavo Growers ........................................      60,600         998,082
  Omega Protein* ........................................      83,600       1,254,000
  TreeHouse Foods* ......................................      74,800       1,695,716
                                                                        -------------
                                                                            3,947,798
                                                                        -------------
ENERGY -- 7.7%
  Boots & Coots International Control* ..................     200,875         413,803
  Flotek Industries* ....................................     120,114       2,248,534
  Furmanite* ............................................     166,300       1,406,898
  Geokinetics* ..........................................      59,728       1,133,637
  Petroquest Energy* ....................................     151,000       3,137,780
  T-3 Energy Services* ..................................      65,240       3,444,672
                                                                        -------------
                                                                           11,785,324
                                                                        -------------
FINANCIALS -- 2.7%
  Columbia Bancorp ......................................      15,581         161,575
  First State Bancorporation ............................     115,800       1,076,940
  Nara Bancorp ..........................................     176,700       2,320,071

THE ADVISORS' INNER CIRCLE FUND                       RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2008 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                              SHARES        VALUE
                                                             --------   -------------
FINANCIALS -- continued
  Trico Bancshares ......................................      35,100   $     597,051
                                                                        -------------
                                                                            4,155,637
                                                                        -------------
HEALTH CARE -- 15.9%
  Air Methods* ..........................................      64,600       2,590,460
  BioScrip* .............................................     221,100       1,216,050
  Greatbatch* ...........................................      70,600       1,283,508
  IPC The Hospitalist* ..................................      19,471         456,984
  IRIS International* ...................................     190,412       2,597,220
  Matrixx Initiatives* ..................................      72,800       1,012,648
  Medtox Scientific* ....................................     184,000       2,936,640
  Natus Medical* ........................................     217,700       4,282,159
  Omrix Biopharmaceuticals* .............................      84,500       1,254,825
  Providence Service* ...................................      79,500       2,237,130
  RTI Biologics* ........................................     123,621       1,253,517
  Skilled Healthcare Group, Cl A* .......................     159,300       1,927,530
  Symmetry Medical* .....................................      81,900       1,149,057
                                                                        -------------
                                                                           24,197,728
                                                                        -------------
INDUSTRIALS -- 22.5%
  Aerovironment* ........................................      36,900         882,279
  American Ecology ......................................      62,900       1,671,882
  Apogee Enterprises ....................................     128,789       2,873,282
  Beacon Roofing Supply* ................................     238,100       2,535,765
  Chart Industries* .....................................      37,300       1,515,872
  Columbus McKinnon* ....................................      58,900       1,667,459
  DXP Enterprises* ......................................      39,540       1,631,816
  Dynamex* ..............................................      95,200       2,392,376
  FirstService* .........................................      38,100         921,639
  FreightCar America ....................................      62,800       2,411,520
  Healthcare Services Group .............................     125,450       1,914,367
  KHD Humboldt Wedag International* .....................      60,100       1,742,299
  LaBarge* ..............................................     103,334       1,364,009
  Ladish* ...............................................      69,500       2,089,170
  PeopleSupport* ........................................      15,539         153,681

THE ADVISORS' INNER CIRCLE FUND                       RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2008 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                              SHARES        VALUE
                                                             --------   -------------
INDUSTRIALS -- continued
  Saia* .................................................     113,900   $   1,572,959
  Standard Parking* .....................................     112,660       2,414,304
  Team* .................................................     101,900       3,029,487
  Vocus* ................................................      57,400       1,595,146
                                                                        -------------
                                                                           34,379,312
                                                                        -------------
INFORMATION TECHNOLOGY -- 28.0%
  ACI Worldwide* ........................................      42,400         937,040
  Cbeyond* ..............................................     171,100       3,377,514
  Comtech Group* ........................................     215,684       2,808,206
  DTS* ..................................................      55,944       1,650,348
  Dycom Industries* .....................................     222,900       3,205,302
  Globecomm Systems* ....................................     267,300       2,373,624
  HMS Holdings* .........................................      82,100       2,115,717
  iGate* ................................................     105,000         853,650
  InterVoice* ...........................................     229,951       1,441,793
  Ipass* ................................................     218,748         623,432
  JDA Software Group* ...................................      79,900       1,510,110
  LivePerson* ...........................................     178,100         600,197
  LoopNet* ..............................................      86,700         978,843
  Magma Design Automation* ..............................     164,800       1,537,584
  Measurement Specialties* ..............................     105,766       1,712,351
  NCI, Cl A* ............................................     108,200       2,283,020
  Radiant Systems* ......................................     117,600       1,586,424
  Seachange International* ..............................     456,183       3,266,270
  Secure Computing* .....................................     263,400       1,743,708
  Stratasys* ............................................      71,100       1,382,184
  TheStreet.com .........................................     285,700       2,231,317
  Tyler Technologies* ...................................     161,600       2,338,352
  Website Pros* .........................................     250,500       2,254,500
                                                                        -------------
                                                                           42,811,486
                                                                        -------------
TELECOMMUNICATION SERVICES -- 1.0%
  012 Smile.Communications* .............................     148,568       1,577,792
                                                                        -------------

THE ADVISORS' INNER CIRCLE FUND                       RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2008 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                              SHARES         VALUE
                                                             --------   -------------
UTILITIES - 1.2%
  Consolidated Water ....................................      74,800   $   1,772,760
                                                                        -------------
     Total Common Stock
        (Cost $135,032,345) .............................                 141,657,463
                                                                        -------------

SHORT-TERM INVESTMENTS -- 5.2%

CASH EQUIVALENTS (A) -- 5.2%
  HighMark Diversified Money Market Fund,
     Fiduciary Class, 2.560% ............................   6,074,398       6,074,398
  HighMark U.S. Government Money Market Fund,
     Fiduciary Class, 1.960% ............................   1,836,092       1,836,092
                                                                        -------------

     Total Short-Term Investments
        (Cost $7,910,490) ...............................                   7,910,490
                                                                        -------------

     Total Investments -- 98.0%
        (Cost $142,942,835)    ..........................               $ 149,567,953
                                                                        =============

     Percentages are based on Net Assets of $152,671,894.

*    Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)  Rate shown is the 7-day effective yield as of April 30, 2008.

Cl   Class

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           The Advisors' Inner Circle Fund


By (Signature and Title)*              /s/ Philip T. Masterson
                                       ------------------------------
                                       Philip T. Masterson, President

Date:  June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Philip T. Masterson
                                       ------------------------------
                                       Philip T. Masterson, President

Date:  June 30, 2008


By (Signature and Title)*              /s/ Michael Lawson
                                       -------------------------
                                       Michael Lawson
                                       Controller & CFO


Date:  June 30, 2008

* Print the name and title of each signing officer under his or her signature.